Cover	Jan. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2023
Entity File Number	001-39783
Entity Registrant Name	FOXO TECHNOLOGIES INC.
Entity Central Index Key	0001812360
Entity Tax Identification Number	85-1050265
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	729 N. Washington Ave.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	562-9447
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Trading Symbol	FOXO
Security Exchange Name	NYSEAMER
Warrants, each warrant exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	FOXO WS
Security Exchange Name	NYSEAMER